Property and Equipment, Net - Summary of Property and Equipment, Breakdown (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 22,080	R$ 73,039	$ 22,431	R$ 74,202	R$ 67,682	R$ 54,742
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	11,023	36,464		34,753	33,463	28,532
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	3,813	12,612		13,799	13,596	10,412
Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	3,694	12,220		13,946	10,259	8,664
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,411	4,668		4,774	5,932	4,211
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	1,259	4,165		3,282	2,995	2,839
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	24	78		263	150	57
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net	$ 856	2,832		3,385	R$ 1,287	R$ 27
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		122,382		115,325
Carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		54,868		51,270
Carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		21,114		20,918
Carrying amount [member] | Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		29,907		27,815
Carrying amount [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		7,201		6,694
Carrying amount [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		6,295		4,915
Carrying amount [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		165		328
Carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		2,832		3,385
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(49,343)		(41,123)
Depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(18,404)		(16,517)
Depreciation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(8,502)		(7,119)
Depreciation [member] | Computer hardware [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(17,687)		(13,869)
Depreciation [member] | Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(2,533)		(1,920)
Depreciation [member] | Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		(2,130)		(1,633)
Depreciation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment, net		R$ (87)		R$ (65)